                                             Supplement to Prospectus Dated May 1, 2002
                                                 Supplement dated November 11, 2002

This Supplement  should be retained with the current  Prospectus for your annuity contract issued by American Skandia Life Assurance
Corporation ("American Skandia").  If you do not have a current Prospectus, please contact American Skandia at 1-800-766-4530.

                                          A. SUB-ADVISOR CHANGES/SUB-ACCOUNT NAME CHANGES

Pursuant to the exemptive  authority  granted to American  Skandia  Trust,  its  investment  adviser,  American  Skandia  Investment
Services,  Incorporated  ("ASISI") has changed  sub-advisors  for three  portfolios:  AST Janus Overseas  Growth,  AST Janus Mid-Cap
Growth and AST JanCap Growth.

AST Janus Overseas Growth Portfolio/Sub-account
Effective  November  11, 2002,  William  Blair & Company,  L.L.C.  will become the  sub-advisor  for the AST Janus  Overseas  Growth portfolio.  The investment  objective of the AST Janus Overseas Growth portfolio is unchanged.  In connection with this change,  the
AST Janus  Overseas  Growth  portfolio  will change its name to "AST William  Blair  International  Growth." All  references  in the
Prospectus to AST Janus Overseas Growth are deleted and replaced with AST William Blair International Growth.

Following the change in sub-advisor, the AST William Blair International Growth sub-account is now available as a Sub-account.

AST Janus Mid-Cap Growth Portfolio/Sub-account
Effective  November  11,  2002,  Goldman  Sachs  Asset  Management  will become the  sub-advisor  for the AST Janus  Mid-Cap  Growth portfolio.  The investment  objective of the AST Janus Mid-Cap Growth  portfolio is unchanged.  In connection with this change,  the
AST Janus Mid-Cap  Growth  portfolio  will change its name to "AST Goldman Sachs Mid-Cap  Growth." All  references in the Prospectus to AST Janus Mid-Cap Growth are deleted and replaced with AST Goldman Sachs Mid-Cap Growth.

AST JanCap Growth Portfolio/Sub-account
Effective  November 11, 2002,  Goldman Sachs Asset Management will become the sub-advisor for the AST JanCap Growth  portfolio.  The investment  objective of the AST JanCap  Growth  portfolio is  unchanged.  In  connection  with this change,  the AST JanCap  Growth portfolio  will change its name to "AST Goldman Sachs  Concentrated  Growth." All  references in the Prospectus to AST JanCap Growth are deleted and replaced with AST Goldman Sachs Concentrated Growth.

                                        B. UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES

----------------------------------------------------------------------------------------------------------------------------------------
                                           Underlying Mutual Fund Portfolio Annual Expenses
                               (as a percentage of the average net assets of the underlying Portfolios)
----------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
                                                    Management       Other       12b-1 Fees    Total Annual      Fee       Net Annual
                                                       Fees         Expenses                    Portfolio      Waivers        Fund
UNDERLYING PORTFOLIO                                                                            Operating        and       Operating
                                                                                                 Expenses      Expense      Expenses
                                                                                                             Reimburs-ment
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
American Skandia Trust:
  AST William Blair International Growth              1.00%          0.22%          0.02%         1.24%         0.10%        1.14%
  AST Goldman Sachs Mid-Cap Growth                    1.00%          0.26%          0.08%         1.34%         0.10%        1.24%
  AST Goldman Sachs Concentrated Growth               0.90%          0.14%          0.03%         1.07%         0.06%        1.01%
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

                                                        C. Expense Examples

The following expense examples are effective as of November 11, 2002

---------------------------------------- ---------------------------------- --------------------------------- ---------------------------------- ---------------------------------
These   Examples   assume  you  do  not    No Optional Benefits Elected       One Optional Benefit Elected    Any Two Optional Benefits Elected   All Optional Benefits Elected
surrender  your  Annuity  at the end of
the applicable period or you annuitize
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
Sub-Account:                                1     3       5 Years  10         1     3 Years  5 Years  10         1     3 Years  5       10         1     3 Years  5 Years  10
                                          Year    Years             Years    Year                     Years    Year             Years    Years    Year                     Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
AST William Blair International Growth     27       82      139      294      29      89       152     319      32       97      164      343      34      104      176     366
AST Goldman Sachs Mid-Cap Growth           28       85      144      304      30      92       156     328      33       100     169      352      35      107      181     375
AST Goldman Sachs Concentrated Growth      25       77      132      280      28      85       145     307      30       93      158      331      33      100      170     354
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------

---------------------------------------- --------------------------------- ---------------------------------- --------------------------------- ----------------------------------
These  Examples  assume  you  surrender    No Optional Benefits Elected      One Optional Benefit Elected        Any Two Optional Benefits        All Optional Benefits Elected
your   Annuity   at  the   end  of  the                                                                                   Elected
applicable period
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- ------- -------- -------- ------- ------- -------- -------- -------- -------
Sub-Account:                                1     3       5 Years  10         1     3 Years  5 Years  10         1     3 Years  5       10         1     3 Years  5 Years  10
                                          Year    Years            Years    Year                      Years    Year             Years   Years    Year                      Years
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- ------- -------- -------- ------- ------- -------- -------- -------- -------
AST William Blair International Growth     102     142      179     294      104      149      192     319      107      157     204     343      109      164      216     366
AST Goldman Sachs Mid-Cap Growth           103     145      184     304      105      152      196     328      108      160     209     352      110      167      221     375
AST Goldman Sachs Concentrated Growth      100     137      172     280      103      145      185     307      105      153     198     331      108      160      210     354
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- ------- -------- -------- ------- ------- -------- -------- -------- -------

ASAP2 - SUPP (11/11/02)                                                                                                ASAPIIPROS

                                             Supplement to Prospectus Dated May 1, 2002
                                                 Supplement dated November 11, 2002

This Supplement  should be retained with the current  Prospectus for your annuity contract issued by American Skandia Life Assurance
Corporation ("American Skandia").  If you do not have a current Prospectus, please contact American Skandia at 1-800-766-4530.

                                          A. SUB-ADVISOR CHANGES/SUB-ACCOUNT NAME CHANGES

Pursuant to the exemptive  authority  granted to American  Skandia  Trust,  its  investment  adviser,  American  Skandia  Investment
Services, Incorporated ("ASISI") has changed sub-advisors for the AST JanCap Growth portfolio.

AST JanCap Growth Portfolio/Sub-account
Effective  November 11, 2002,  Goldman Sachs Asset Management will become the sub-advisor for the AST JanCap Growth  portfolio.  The investment  objective of the AST JanCap  Growth  portfolio is  unchanged.  In  connection  with this change,  the AST JanCap  Growth portfolio  will change its name to "AST Goldman Sachs  Concentrated  Growth." All  references in the Prospectus to AST JanCap Growth are deleted and replaced with AST Goldman Sachs Concentrated Growth.

                                        B. UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES

----------------------------------------------------------------------------------------------------------------------------------------
                                           Underlying Mutual Fund Portfolio Annual Expenses
                               (as a percentage of the average net assets of the underlying Portfolios)
----------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
                                                    Management       Other       12b-1 Fees    Total Annual      Fee       Net Annual
                                                       Fees         Expenses                    Portfolio      Waivers        Fund
              UNDERLYING PORTFOLIO                                                              Operating        and       Operating
                                                                                                 Expenses      Expense      Expenses
                                                                                                             Reimburs-ment
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
American Skandia Trust:
  AST Goldman Sachs Concentrated Growth               0.90%          0.14%          0.03%         1.07%         0.06%        1.01%
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

                                                        C. Expense Examples

The following expense examples are effective as of November 11, 2002

---------------------------------------- ---------------------------------- --------------------------------- ---------------------------------- ---------------------------------
These   Examples   assume  you  do  not    No Optional Benefits Elected       If you elect the Guaranteed      If you elect the Enhanced Death     If you elect the Guaranteed
surrender  your  Annuity  at the end of                                           Return Option (GRO)                   Benefit (EBP)              Minimum Death Benefit (GMDB)
the applicable period or you annuitize
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
Sub-Account:                                1       3        5       10       1        3        5       10       1        3       5       10       1        3        5       10
                                          Year    Years    Years    Years    Year    Years    Years   Years    Year     Years   Years    Years    Year    Years    Years   Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
AST Goldman Sachs Concentrated Growth      26       79      134      284      28      86       147     310      28       86      147      310      29      88       151     320
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------

---------------------------------------- ---------------------------------- ---------------------------------
These   Examples   assume  you  do  not      If you elect EBP and GRO          If you elect GMDB and GRO
surrender  your  Annuity  at the end of
the applicable period or you annuitize
---------------------------------------- ---------------------------------- ---------------------------------
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
Sub-Account:                                1       3        5       10       1        3        5       10
                                          Year    Years    Years    Years    Year    Years    Years   Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
AST Goldman Sachs Concentrated Growth         31      94      159      333      31       96      163     344
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------

---------------------------------------- --------------------------------- ---------------------------------- --------------------------------- ----------------------------------
These  Examples  assume  you  surrender    No Optional Benefits Elected       If you elect the Guaranteed     If you elect the Enhanced Death      If you elect the Guaranteed
your   Annuity   at  the   end  of  the                                           Return Option (GRO)                  Benefit (EBP)              Minimum Death Benefit (GMDB)
applicable period
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- ------- -------- -------- ------- ------- -------- -------- -------- -------
Sub-Account:                                1     3       5 Years  10         1     3 Years  5 Years  10         1     3 Years  5       10         1     3 Years  5 Years  10
                                          Year    Years            Years    Year                      Years    Year             Years   Years    Year                      Years
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- ------- -------- -------- ------- ------- -------- -------- -------- -------
AST Goldman Sachs Concentrated Growth      101     139      174     284      103      146      187     310      103      146     187     310      104      148      191     320
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- ------- -------- -------- ------- ------- -------- -------- -------- -------

---------------------------------------- ---------------------------------- ---------------------------------
These  Examples  assume  you  surrender      If you elect EBP and GRO          If you elect GMDB and GRO
your   Annuity   at  the   end  of  the
applicable period
---------------------------------------- ---------------------------------- ---------------------------------
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
Sub-Account:                                1       3        5       10       1        3        5       10
                                          Year    Years    Years    Years    Year    Years    Years   Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
AST Goldman Sachs Concentrated Growth      106     154      199      333     106      156      203     344
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------

EVA - SUPP (11/11/02)                                                                                              EVAPROS

                                             Supplement to Prospectus Dated May 1, 2002
                                                 Supplement dated November 11, 2002

This Supplement  should be retained with the current  Prospectus for your annuity contract issued by American Skandia Life Assurance
Corporation ("American Skandia").  If you do not have a current Prospectus, please contact American Skandia at 1-800-766-4530.

                                          A. SUB-ADVISOR CHANGES/SUB-ACCOUNT NAME CHANGES

Pursuant to the exemptive  authority  granted to American  Skandia  Trust,  its  investment  adviser,  American  Skandia  Investment
Services,  Incorporated  ("ASISI") has changed  sub-advisors  for three  portfolios:  AST Janus Overseas  Growth,  AST Janus Mid-Cap
Growth and AST JanCap Growth.

AST Janus Overseas Growth Portfolio/Sub-account
Effective  November  11, 2002,  William  Blair & Company,  L.L.C.  will become the  sub-advisor  for the AST Janus  Overseas  Growth portfolio.  The investment  objective of the AST Janus Overseas Growth portfolio is unchanged.  In connection with this change,  the
AST Janus  Overseas  Growth  portfolio  will change its name to "AST William  Blair  International  Growth." All  references  in the
Prospectus to AST Janus Overseas Growth are deleted and replaced with AST William Blair International Growth.

Following the change in sub-advisor, the AST William Blair International Growth sub-account is now available as a Sub-account.

AST Janus Mid-Cap Growth Portfolio/Sub-account
Effective  November  11,  2002,  Goldman  Sachs  Asset  Management  will become the  sub-advisor  for the AST Janus  Mid-Cap  Growth portfolio.  The investment  objective of the AST Janus Mid-Cap Growth  portfolio is unchanged.  In connection with this change,  the
AST Janus Mid-Cap  Growth  portfolio  will change its name to "AST Goldman Sachs Mid-Cap  Growth." All  references in the Prospectus to AST Janus Mid-Cap Growth are deleted and replaced with AST Goldman Sachs Mid-Cap Growth.

AST JanCap Growth Portfolio/Sub-account
Effective  November 11, 2002,  Goldman Sachs Asset Management will become the sub-advisor for the AST JanCap Growth  portfolio.  The investment  objective of the AST JanCap  Growth  portfolio is  unchanged.  In  connection  with this change,  the AST JanCap  Growth portfolio  will change its name to "AST Goldman Sachs  Concentrated  Growth." All  references in the Prospectus to AST JanCap Growth are deleted and replaced with AST Goldman Sachs Concentrated Growth.

                                        B. UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES

----------------------------------------------------------------------------------------------------------------------------------------
                                           Underlying Mutual Fund Portfolio Annual Expenses
                               (as a percentage of the average net assets of the underlying Portfolios)
----------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
                                                    Management       Other       12b-1 Fees    Total Annual      Fee       Net Annual
                                                       Fees         Expenses                    Portfolio      Waivers        Fund
              UNDERLYING PORTFOLIO                                                              Operating        and       Operating
                                                                                                 Expenses      Expense      Expenses
                                                                                                             Reimburs-ment
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
American Skandia Trust:
  AST William Blair International Growth              1.00%          0.22%          0.02%         1.24%         0.10%        1.14%
  AST Goldman Sachs Mid-Cap Growth                    1.00%          0.26%          0.08%         1.34%         0.10%        1.24%
  AST Goldman Sachs Concentrated Growth               0.90%          0.14%          0.03%         1.07%         0.06%        1.01%
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

                                                        C. Expense Examples

The following expense examples are effective as of November 11, 2002

---------------------------------------- ---------------------------------- --------------------------------- ---------------------------------- ---------------------------------
These   Examples   assume  you  do  not    No Optional Benefits Elected       If you elect the Guaranteed      If you elect the Enhanced Death     If you elect the Guaranteed
surrender  your  Annuity  at the end of                                           Return Option (GRO)                   Benefit (EBP)              Minimum Death Benefit (GMDB)
the applicable period or you annuitize
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
Sub-Account:                                1     3       5 Years  10         1     3 Years  5 Years  10         1     3 Years  5       10         1     3 Years  5 Years  10
                                          Year    Years             Years    Year                     Years    Year             Years    Years    Year                     Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------
AST William Blair International Growth     26       81      138      292      29      88       150     317      29       88      150      317      29      90       154     327
AST Goldman Sachs Mid-Cap Growth           27       84      143      301      30      91       155     327      30       91      155      327      31      94       160     338
AST Goldman Sachs Concentrated Growth      25       77      132      280      28      85       144     304      28       85      144      304      28      87       148     315
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- ------- -------- -------- ------- -------- ------- -------- -------- -------

---------------------------------------- ---------------------------------- ---------------------------------
These   Examples   assume  you  do  not      If you elect EBP and GRO          If you elect GMDB and GRO
surrender  your  Annuity  at the end of
the applicable period or you annuitize
---------------------------------------- ---------------------------------- ---------------------------------
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
Sub-Account:                                1       3        5       10       1        3        5       10
                                          Year    Years    Years    Years    Year    Years    Years   Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
AST William Blair International Growth     31       96      163      341      32      98       167     351
AST Goldman Sachs Mid-Cap Growth           32       99      168      350      33      101      172     361
AST Goldman Sachs Concentrated Growth      30       92      156      328      31      94       160     338
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------

---------------------------------------- --------------------------------- ---------------------------------- --------------------------------- ----------------------------------
These  Examples  assume  you  surrender    No Optional Benefits Elected       If you elect the Guaranteed     If you elect the Enhanced Death      If you elect the Guaranteed
your   Annuity   at  the   end  of  the                                           Return Option (GRO)                  Benefit (EBP)              Minimum Death Benefit (GMDB)
applicable period
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- ------- -------- -------- ------- ------- -------- -------- -------- -------
Sub-Account:                                1     3       5 Years  10         1     3 Years  5 Years  10         1     3 Years  5       10         1     3 Years  5 Years  10
                                          Year    Years            Years    Year                      Years    Year             Years   Years    Year                      Years
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- ------- -------- -------- ------- ------- -------- -------- -------- -------
AST William Blair International Growth     101     141      178     292      104      148      190     317      104      148     190     317      104      150      194     327
AST Goldman Sachs Mid-Cap Growth           102     144      183     301      105      151      195     327      105      151     195     327      106      154      200     338
AST Goldman Sachs Concentrated Growth      100     137      172     280      103      145      184     304      103      145     184     304      103      147      188     315
---------------------------------------- -------- ------- -------- ------- -------- -------- -------- ------- -------- -------- ------- ------- -------- -------- -------- -------

---------------------------------------- ---------------------------------- ---------------------------------
These  Examples  assume  you  surrender      If you elect EBP and GRO          If you elect GMDB and GRO
your   Annuity   at  the   end  of  the
applicable period
---------------------------------------- ---------------------------------- ---------------------------------
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
Sub-Account:                                1       3        5       10       1        3        5       10
                                          Year    Years    Years    Years    Year    Years    Years   Years
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------
AST William Blair International Growth     106     156      203      341     107      158      207     351
AST Goldman Sachs Mid-Cap Growth           107     159      208      350     108      161      212     361
AST Goldman Sachs Concentrated Growth      105     152      196      328     106      154      200     338
---------------------------------------- -------- ------- -------- -------- ------- -------- -------- -------

FUSI AS2 - SUPP (11/11/02)                                                                                                   FSII